UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080  St.Louis   MO  63102

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

No-Load Class

(SGNFX)

Annual Report

August 31, 2017

Fund Advisor:

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, Missouri 63102

Toll Free: (888) 727-3301

SPARROW GROWTH FUND

MANAGERS COMMENTARY

AUGUST 31, 2017 (UNAUDITED)

Dear Shareholders,

We are pleased with the progress of the U. S. economy as sales of cars and homes are at records not reached since 2007.  International is another story as the largest economies in Europe and Asia are now growing at above average rates.  We believe the monetary and fiscal policies in those regions are very dovish and expect good economic growth from the policies.

During this period, the Fund held on average approximately 80 stocks and remained close to fully invested, with only minor cash balances at various times. In selecting stocks for the Fund, our portfolio management team tends to focus on profitable companies with what we believe have sustainable competitive advantages and are expected to generate either consistent earnings or accelerated growth over time. We also look for companies that we believe have strong balance sheets that have management teams that put their interests in line with shareholders, and have the ability to generate free cash flow. We strive to invest in these types of companies when the value is right with an adequate margin of safety, and barring a major change in the company’s fundamentals or a situation where the stock becomes over-valued, we tend to hold these stocks for a longer period of time.

For the fiscal year ended August 31, 2017, the Fund no load class returned +22%.  Over the same period, the S&P 500 Index returned +16%.   The Fund allocated a larger portion of its assets to faster growing businesses versus the overall market.

Among the stocks that continued to provide positively to performance over the past year was Alphabet Inc (NASDAQ:GOOGL).  Alphabet Inc. is a holding company. The Company's businesses include Google Inc. (Google) and its Internet products, such as Access, Calico, CapitalG, GV, Nest, Verily, Waymo and X. The Company's segments include Google and Other Bets. The Google segment includes its Internet products, such as Search, Ads, Commerce, Maps, YouTube, Google Cloud, Android, Chrome and Google Play, as well as its hardware initiatives. The Google segment is engaged in advertising, sales of digital content, applications and cloud offerings, and sales of hardware products.

One of the Fund’s investments that ultimately detracted from performance is Carvana Co (NYSE:CVNA).  Carvana Co. is an e-commerce platform for buying used cars. On the Company’s platform, consumers can research and identify a vehicle, inspect it using its proprietary 360-degree vehicle imaging technology, obtain financing and warranty coverage, purchase the vehicle and schedule delivery or pick-up, all from their desktop or mobile devices. The Company’s transaction technologies and online platform transform a traditionally time consuming process by allowing customers to secure financing, complete a purchase and schedule delivery online.

As always, we appreciate your business and remain focused on taking care of our shareholders. We here at Sparrow invest our money in the Fund which does not guarantee positive results but does keep our focus and attention on your investments.

Gerald R. Sparrow

President

One Metropolitan Square

211 North Broadway, Suite 2080

St Louis, MO, 63102
t (314) 725-6161  f (314) 621-5905

gsparrow@sparrowcapital.com

www.sparrowcapital.com

SPARROW GROWTH FUND – CLASS A

PERFORMANCE ILLUSTRATION

AUGUST 31, 2017 (UNAUDITED)

Comparison of a $10,000 Investment in the Sparrow Growth Fund,

Class A and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in the Sparrow Growth Fund, Class A shares and the S&P 500 Index on August 31, 2007 and held through August 31, 2017. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Fund’s returns reflect the deduction of the maximum initial sales load and other recurring fees. The Index returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS.  Current performance may be lower or higher than the performance data quoted. For more information on the Sparrow Growth Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301 to request a prospectus. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund is distributed Rafferty Capital Markets, LLC.

SPARROW GROWTH FUND – CLASS A

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2017 (UNAUDITED)

Average Annual Total Returns

(for periods ended August 31, 2017)

	One Year	Five Year	Ten Year	Dollar Value
Sparrow Growth Fund, Class A	21.97%	10.20%	3.54%	$14,166
Sparrow Growth Fund, Class A*	14.92%	8.89%	2.93%	$13,351
S&P 500 Index **	16.23%	14.34%	7.61%	$20,824

Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2016 prospectus were:

Net Annual Fund Operating Expenses 2.45%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

* In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class A shares are sold with a maximum initial sales charge of 5.75% or if exempt, a 1.00% Contingent Deferred Sales Charge (CDSC) if redeemed within 18 months of purchase. No Load Class and Class C shares are sold with no initial sales charge, and are not subject to a CDSC fee.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

SPARROW GROWTH FUND – CLASS C

PERFORMANCE ILLUSTRATION

AUGUST 31, 2017 (UNAUDITED)

 Comparison of a $10,000 Investment in the Sparrow Growth Fund,

Class C and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in the Sparrow Growth Fund, Class C shares and the S&P 500 Index on January 5, 2012 (inception date of the Fund, Class C shares) and held through August 31, 2017. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. For more information on the Sparrow Growth Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301 to request a prospectus. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

SPARROW GROWTH FUND – CLASS C

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2017 (UNAUDITED)

 Average Annual Total Returns

(for periods ended August 31, 2017)

	One Year	Five Year	Since Inception (1/5/2012)	Dollar Value
Sparrow Growth Fund, Class C	21.32%	9.66%	10.16%	$17,295
S&P 500 Index **	16.23%	14.34%	14.80%	$21,834

Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2016 prospectus were:

Net Annual Fund Operating Expenses 2.93%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

* In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class A shares are sold with a maximum initial sales charge of 5.75% or if exempt, a 1.00% Contingent Deferred Sales Charge (CDSC) if redeemed within 18 months of purchase. No Load Class and Class C shares are sold with no initial sales charge, and are not subject to a CDSC fee.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

SPARROW GROWTH FUND

NO LOAD CLASS

PERFORMANCE ILLUSTRATION

AUGUST 31, 2017 (UNAUDITED)

Comparison of a $10,000 Investment in the Sparrow Growth Fund, No Load Class and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in the Sparrow Growth Fund, No Load Class (previously Class C) shares and the S&P 500 Index on August 31, 2007 and held through August 31, 2017. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. For more information on the Sparrow Growth Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301 to request a prospectus. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

SPARROW GROWTH FUND

NO LOAD CLASS

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2017 (UNAUDITED)

 Average Annual Total Returns

(for periods ended August 31, 2017)

	One Year	Five Year	Ten Year	Dollar Value
Sparrow Growth Fund, No Load Class	22.27%	10.46%	3.74%	$14,439
S&P 500 Index **	16.23%	14.34%	7.61%	$20,824

Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2016 prospectus were:

Net Annual Fund Operating Expenses 2.18%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

* In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class A shares are sold with a maximum initial sales charge of 5.75% or if exempt, a 1.00% Contingent Deferred Sales Charge (CDSC) if redeemed within 18 months of purchase. No Load Class and Class C shares are sold with no initial sales charge, and are not subject to a CDSC fee.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

AUGUST 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Financial Services
15.10%
Healthcare
22.00%
Consumer Defensive
4.39%
Money Market Fund
0.22%
Consumer Cyclical
13.57%
Real Estate
0.99%
Technology
43.73%

Per the fee tables in the December 31, 2016 prospectuses, the Fund’s total annual operating expense ratios were 2.45%, 2.93%, and 2.18% for Class A, Class C, and No-Load Class shares, respectively.  Class A shares are subject to a maximum sales charge of 5.75% imposed on the purchases, and a maximum contingent deferred sales charge of 1.00% on redemptions made within 18 months of their purchases (only on purchases of $1 million or more).

Sectors are categorized using Morningstar® classifications.  Portfolio composition is subject to change.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2017

Shares		Value

COMMON STOCKS - 99.65%

Bottled & Canned Soft Drinks Carbonated Waters - 2.36%
2,210	Monster Beverage Corp. *	$ 123,362
1,245	National Beverage Corp.	144,681
		268,043
Computer Communications Equipment - 1.08%
700	Arista Networks, Inc. *	123,305

Computer Peripheral Equipment, Nec - 1.23%
13,840	Mitek Systems, Inc. *	140,476

Electromedical & Electrotherapeutic Apparatus - 1.63%
5,000	Cutera, Inc. *	185,750

Financial Services - 1.46%
3,450	Green Dot Corp. *	166,221

Fire, Marine, & Casualty Insurance - 0.99%
2,965	Kinsale Capital Group, Inc.	112,225

Hospital & Medical Service Plans - 1.03%
5,350	Trupanion, Inc. *	117,058

Hotels & Motels - 0.60%
2,970	El Dorado Resorts, Inc. *	68,310

Industrial Instruments For Measurement, Display, & Control - 1.01%
1,400	MKS Instruments, Inc.	115,290

Instruments for Measuring & Testing of Electricity & Electrical Signals - 0.75%
4,520	Cohu, Inc.	84,795

Insurance Agents Brokers & Services - 1.08%
3,640	Health Insurance Innovations, Inc. *	122,486

Laboratory Analytical Instruments - 1.83%
4,680	Accelerate Diagnostics, Inc. *	107,640
430	Coherent, Inc. *	100,328
		207,968
Loan Brokers - 1.77%
870	LendingTree, Inc. *	200,926

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2017

Shares		Value

Motor Vehicles & Passenger Car Bodies - 1.06%
340	Tesla, Inc. *	$ 121,006

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.19%
790	Align Technology, Inc. *	139,625
960	Edwards Lifesciences Corp. *	109,114
		248,739
Perfumes, Cosmetics & Other Toilet Preparations - 0.92%
5,080	E.L.F. Beauty, Inc. *	105,105

Pharmaceutical Preparations - 4.41%
9,570	Corcept Therapeutics, Inc. *	159,532
4,670	CytomX Therapeutics, Inc. *	80,698
1,000	Intercept Pharmaceuticals, Inc. *	116,610
905	Vertex Pharmaceuticals, Inc. *	145,289
		502,129
Poultry Slaughtering & Processing - 1.11%
855	Sanderson Farms, Inc.	126,130

Retail - Auto Dealers & Gasoline Stations - 0.84%
5,330	Carvana Co. *	95,140

Retail - Catalog & Mail-Order Houses - 4.40%
405	Amazon.com, Inc. *	397,143
1,450	Wayfair, Inc. *	102,964
		500,107
Semiconductors & Related Devices - 3.42%
1,160	Applied Optoelectronics, Inc. *	68,579
1,640	Cavium, Inc. *	103,828
870	NVIDIA Corp.	147,413
3,710	Qauntenna Communications, Inc. *	68,932
		388,752
Services - Business Services, NEC - 19.21%
2,550	GrubHub, Inc. *	145,579
2,155	Healthequity, Inc. *	92,169
735	LogMeIn, Inc.	84,084
2,905	Mastercard, Inc.	387,237
5,680	PayPal Holdings, Inc. *	350,342
160	Priceline.com, Inc. *	296,333
870	Stamps.com Inc. *	166,388
7,445	Tabula Rasa Healthcare, Inc. *	169,225
3,685	Visa, Inc. Class A	381,471
2,820	Zillow Group, Inc. *	112,574
		2,185,402

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2017

Shares		Value

Services - Commercial Physical & Biological Research - 3.67%
3,075	Exact Sciences Corp. *	$ 128,812
5,950	Exelixis, Inc. *	173,978
1,480	PRA Health Sciences, Inc. *	114,552
		417,342
Services - Computer Processing & Data Preparation - 3.15%
1,240	Proofpoint, Inc. *	113,782
2,930	RingCentral, Inc. *	124,085
1,100	Workday, Inc. *	120,659
		358,526
Services - Computer Programming, Data Processing, Etc. - 8.37%
410	Alphabet, Inc. Class A *	391,648
2,125	Facebook, Inc. Class A *	365,436
2,045	The Trade Desk, Inc. *	108,324
1,335	Wix.com Ltd. (Israel) *	86,909
		952,317
Services - Hospitals - 1.04%
1,470	Magellan Health Services, Inc. *	118,923

Services - Management Services - 0.87%
5,950	Evoent Health, Inc. *	99,365

Services - Offices & Clinics of Doctors of Medicine - 1.01%
3,425	Teladoc, Inc. *	114,909

Services - Prepackaged Software - 15.09%
2,280	2U, Inc. *	114,228
1,940	Activision Blizzard, Inc.	127,186
780	Adobe Systems, Inc. *	121,025
2,810	Alarm.com Holdings, Inc. *	126,225
3,300	AppFolio, Inc. *	141,570
1,650	Electronic Arts, Inc. *	200,475
3,850	Instructure, Inc. *	113,960
1,665	Paycom Software, Inc. *	124,226
1,745	Paylocity Holding Corp. *	85,749
925	Salesforce.com, Inc. *	88,328
790	ServiceNow, Inc. *	91,790
4,875	Square, Inc. *	127,286
2,605	Take-Two Interactive Software, Inc. *	254,743
		1,716,791
Services - Specialty Outpatient Facilities - 0.61%
1,880	BioTelemetry, Inc. *	69,842

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2017

Shares		Value

Services - Video Tape Rental - 3.06%
1,990	Netflix, Inc. *	$ 347,673

Surgical & Medical Instruments & Apparatus - 6.39%
810	ABIOMED, Inc. *	122,148
2,510	Glaukos Corp. *	94,753
2,725	iRhythm Technologies, Inc. *	130,092
3,550	LeMaitre Vascular, Inc.	129,220
5,800	Novocure Ltd. (Channel Islands) *	118,900
4,010	Tactile Systems Technology, Inc. *	131,849
		726,962
Telephone Communications (No Radio Telephone) - 1.02%
3,410	Zayo Group Holdings, Inc. *	116,520

Transportation Services - 0.99%
760	Expedia, Inc.	112,754

TOTAL FOR COMMON STOCKS (Cost $9,163,616) - 99.65%		11,337,287

MONEY MARKET FUND - 0.22%
24,849	Fidelity Investments Money Market Funds Government Portfolio Class I 0.87%**	24,849
TOTAL FOR MONEY MARKET FUND (Cost $24,849) - 0.22%		24,849

TOTAL INVESTMENTS (Cost $9,188,465) - 99.87%		11,362,136

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.13%		14,647

NET ASSETS - 100.00%		$11,376,783

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at August 31, 2017.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2017

Assets:
Investments in Securities, at Fair Value (Cost $9,188,465)	$ 11,362,136
Receivables:
Dividends and Interest	1,876
Securities Sold	153,780
Shareholder Subscriptions	8,500
Prepaid Expenses	8,148
Total Assets	11,534,440
Liabilities:
Payables:
Advisory Fees	9,347
Trustee Fees	250
Securities Purchased	117,767
Distribution Fees	7,697
Other Accrued Expenses	22,596
Total Liabilities	157,657
Net Assets	$ 11,376,783

Net Assets Consist of:
Paid In Capital	$ 8,477,967
Accumulated Net Investment Loss	(124,809)
Accumulated Undistributed Realized Gain on Investments	849,954
Unrealized Appreciation in Value of Investments	2,173,671
Net Assets	$ 11,376,783

Class A:

Net Assets	$ 6,983,810

Shares outstanding (unlimited number of shares authorized with no par value)	331,978

Net Asset Value	$ 21.04

Offering Price Per Share ($21.04/ 94.25%) (Note 2)	$ 22.32

Short-term Redemption Price Per Share ($21.04 x 0.99) *	$ 20.83

Class C:

Net Assets	$ 178,586

Shares outstanding (unlimited number of shares authorized with no par value)	8,917

Net Asset Value, Redemption Price and Offering Price Per Share	$ 20.03

No Load Class:

Net Assets	$ 4,214,387

Shares outstanding (unlimited number of shares authorized with no par value)	206,876

Net Asset Value, Redemption Price and Offering Price Per Share	$ 20.37

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2017

Investment Income:
Dividends (Net of foreign taxes withheld $1,437)	$ 116,862
Interest	224
Total Investment Income	117,086

Expenses:
Advisory Fees (Note 4)	103,215
Distribution and/or Service (12b-1) Fees (Class A - $32,683;	44,950
Class C - $3,739; No Load Class - $8,528)
Transfer Agent Fees	8,591
Legal Fees	20,206
Accounting Fees	27,480
Audit Fees	16,393
Insurance Fees	763
Custody Fees	12,740
Miscellaneous Fees	12,566
Registration Fees	14,878
Trustee Fees	2,793
Printing and Mailing Fees	1,628
Total Expenses	266,203

Net Investment Loss	(149,117)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	1,133,047
Net Change in Unrealized Appreciation on Investments	1,104,095
Net Realized and Unrealized Gain on Investments	2,237,142

Net Increase in Net Assets Resulting from Operations	$ 2,088,025

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	8/31/2017	8/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (149,117)	$ (119,235)
Net Realized Gain (Loss) on Investments	1,133,047	(257,132)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,104,095	(657,911)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,088,025	(1,034,278)

Distributions to Shareholders from:
Realized Gains
Class A	-	(215,443)
Class C	-	(13,493)
No Load Class	-	(74,185)
Net Change in Net Assets from Distributions	-	(303,121)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	212,136	685,081
Class C	-	110,000
No Load Class	1,267,518	610,679
Reinvestment of Shares
Class A	-	206,040
Class C	-	12,833
No Load Class	-	74,185
Cost of Shares Redeemed
Class A	(2,100,333)	(1,329,992)
Class C	(355,296)	(73,685)
No Load Class	(949,920)	(176,500)
Net Increase (Decrease) from Shareholder Activity	(1,925,895)	118,641

Net Assets:
Net Increase (Decrease) in Net Assets	162,130	(1,218,758)
Beginning of Year	11,214,653	12,433,411
End of Year (Including Accumulated Undistributed Net
Investment Loss of $(124,809) and $(51,166), respectively)	$ 11,376,783	$ 11,214,653

Share Transactions:
Shares Sold
Class A	11,756	37,368
Class C	-	6,465
No Load Class	72,260	36,652
Reinvestment of Shares
Class A	-	11,453
Class C	-	743
No Load Class	-	4,276
Shares Redeemed
Class A	(119,548)	(75,955)
Class C	(19,936)	(4,423)
No Load Class	(54,496)	(10,852)
Net Increase (Decrease) in Shares	(109,964)	5,727

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Year	$ 17.25	$ 19.27	$ 19.10	$ 17.42	$ 14.49

Income From Investment Operations:
Net Investment Loss (a)	(0.27)	(0.19)	(0.33)	(0.33)	(0.09)
Net Gain (Loss) on Securities (Realized and Unrealized)	4.06	(1.37)	1.08	3.10	3.02
Total from Investment Operations	3.79	(1.56)	0.75	2.77	2.93

Distributions:
Realized Gains	-	(0.46)	(0.58)	(1.09)	-
Total from Distributions	-	(0.46)	(0.58)	(1.09)	-

Net Asset Value, at End of Year	$ 21.04	$ 17.25	$ 19.27	$ 19.10	$ 17.42

Total Return (b)	21.97%	(8.18)%	4.07%	15.96%	20.22%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,984	$ 7,587	$ 8,995	$ 9,967	$ 9,632

Ratio of Expenses to Average Net Assets	2.65%	2.45%	2.36%	2.38%	2.41%
Ratio of Net Investment Loss to Average Net Assets	(1.50)%	(1.09)%	(1.71)%	(1.79)%	(0.61)%

Portfolio Turnover (c)	255.67%	116.66%	108.56%	254.23%	234.17%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect load.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Year	$ 16.51	$ 18.55	$ 18.50	$ 16.97	$ 14.19

Income From Investment Operations:
Net Investment Loss (a)	(0.32)	(0.26)	(0.41)	(0.41)	(0.19)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.84	(1.32)	1.04	3.03	2.97
Total from Investment Operations	3.52	(1.58)	0.63	2.62	2.78

Distributions:
Realized Gains	-	(0.46)	(0.58)	(1.09)	-
Total from Distributions	-	(0.46)	(0.58)	(1.09)	-

Net Asset Value, at End of Year	$ 20.03	$ 16.51	$ 18.55	$ 18.50	$ 16.97

Total Return (b)	21.32%	(8.61)%	3.55%	15.49%	19.59%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 179	$ 476	$ 484	$ 429	$ 307

Ratio of Expenses to Average Net Assets	3.19%	2.93%	2.85%	2.85%	2.92%
Ratio of Net Investment Loss to Average Net Assets	(1.88)%	(1.55)%	(2.20)%	(2.25)%	(1.22)%

Portfolio Turnover (c)	255.67%	116.66%	108.56%	254.23%	234.17%

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

 NO LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	8/31/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Year	$ 16.66	$ 18.58	$ 18.40	$ 16.77	$ 13.92

Income From Investment Operations:
Net Investment Loss (a)	(0.23)	(0.13)	(0.27)	(0.28)	(0.07)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.94	(1.33)	1.03	3.00	2.92
Total from Investment Operations	3.71	(1.46)	0.76	2.72	2.85

Distributions:
Realized Gains	-	(0.46)	(0.58)	(1.09)	-
Total from Distributions	-	(0.46)	(0.58)	(1.09)	-

Net Asset Value, at End of Year	$ 20.37	$ 16.66	$ 18.58	$ 18.40	$ 16.77

Total Return (b)	22.27%	(7.94)%	4.29%	16.30%	20.47%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,214	$ 3,151	$ 2,955	$ 1,714	$ 1,166

Ratio of Expenses to Average Net Assets	2.39%	2.18%	2.09%	2.16%	2.17%
Ratio of Net Investment Loss to Average Net Assets	(1.29)%	(0.79)%	(1.43)%	(1.56)%	(0.49)%

Portfolio Turnover (c)	255.67%	116.66%	108.56%	254.23%	234.17%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2017

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund is diversified. The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized gains as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the year ended August 31, 2017, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2014-2016), or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2017

recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations when incurred.  As of and during the year ended August 31, 2017, the Fund did not incur any interest or penalties.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific ID method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Due to permanent book to tax differences the following adjustments have been made by management.  Reclassifications have no effect on net assets, results of operations or net asset value per share of the Fund.

Paid In Capital	$ (75,474)
Accumulated Net Investment Loss	$ 75,474

The permanent differences were mainly due to net operating loss and non-deductible excise tax paid.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. With respect to No Load Class shares, there is no initial sales charge or CDSC.  Effective January 5, 2012, the Fund opened the Class C of shares. There is no initial sales charge or CDSC associated with Class C shares.  Shareholders were charged $5,770 in sales charges for Class A shares during the year ended August 31, 2017.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2017

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses – Income, realized and unrealized gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

Indemnifications - In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2017

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price.  Generally, if the security is traded in an active market and is valued at the last sale price in an active market, the security is categorized as Level 1 within the fair value hierarchy.  When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the Fund.  These securities are categorized as Level 1 within the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,337,287	$ -	$ -	$11,337,287
Money Market Fund	24,849	$ -	$ -	24,849
Total	$ 11,362,136	$ -	$ -	$11,362,136

The Fund did not hold any Level 2 or Level 3 assets during the fiscal year ended August 31, 2017. For more detail on the investments in common stocks please refer to the Schedule of Investments.  The Fund did not hold any derivative instruments at any time during the year ended August 31, 2017. There were no transfers into or out of Level 1 or Level 2 during the year ended August 31, 2017. The Fund considers transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the terms of the management agreement between the Advisor and the Trust with respect to the Fund, the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. For the year ended August 31, 2017, the Advisor earned fees of $103,215 from the Fund.  As of August 31, 2017, the Fund owed $9,347 to the Advisor.  The President of the Advisor is also a Trustee of the Trust.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2017

Rafferty Capital Markets, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution Plans (the “Plans”), with respect to Class A shares, Class C shares, and No Load Class shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.  Under the Plans, the Fund pays an annual fee of 0.50% of the average daily net assets of the Fund invested in Class A shares and 1.00% of the average daily net assets of the Fund invested in Class C shares to help defray the cost of distributing shares.  The 12b-1 fees are used by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell shares and provide distribution-related and other services to the Fund's shareholders to the extent these institutions are allowed to do so by applicable statutes, rules or regulations.  The Fund may also pay up to 0.25% of these amounts directly to the Advisor, to be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc., that perform certain administrative or other servicing functions for the Fund’s shareholders. During the year ended August 31, 2017, there were no amounts paid directly to the Advisor.

Under the Plan for No Load Class Shares, the Fund pays the Distributor an annual fee of 0.25% of the average daily net assets of the No Load Class shares to help defray the cost of servicing the No Load Class shares. The Distributor will use these fees to compensate with a “service fee” any entities that perform certain administrative or other servicing functions for the Fund’s No Load Class shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc.

The Plans are compensation plans, which means that the full 12b-1 fee payable under the respective Plan is paid to the Distributor irrespective of actual 12b-1 fees incurred. For the year ended August 31, 2017, Class A incurred 12b-1 expenses of $32,683, Class C incurred 12b-1 expenses of $3,739, and No Load Class incurred 12b-1 expenses of $8,528.  At August 31, 2017, the Fund owed $7,697 in 12b-1 expenses.

NOTE 5. INVESTMENT TRANSACTIONS

For the year ended August 31, 2017, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 26,659,253

Sales

Investment Securities                          $ 28,815,751

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2017

NOTE 6. TAX MATTERS

As of August 31, 2017, the aggregate cost of securities for federal income tax purposes was $9,196,119.

As of August 31, 2017, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                              $  2,324,662

Gross (Depreciation)                                 (158,645)

Net Appreciation on Investments *     $  2,166,017

The tax character of distributions paid during the year ended August 31, 2017 and the year ended August 31, 2016, were as follows:

	August 31, 2017	August 31, 2016
Distributions paid from:
Ordinary Income	$ 0	$ 49,835
Capital Gains	0	253,286
Total	$ 0	$ 303,121

For the year ended August 31, 2017, the Fund did not pay a distribution.

For the year ended August 31, 2016, each share class paid a long-term capital gain distribution of $0.46366 per share, on December 23, 2015.

As of August 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Capital Gains	$ 857,608
Late Year Ordinary Losses	(124,809)
Net Unrealized Appreciation *	2,166,107
$ 2,898,816

* Differences between financial reporting basis and tax-basis are primarily attributable to wash sales.

The Fund elected to defer to the year ending August 31, 2018, late year ordinary losses in the amount of $124,809.

NOTE 7. SUBSEQUENT EVENTS

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2017

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

NOTE 8. NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X has on the Funds’ financial statements and related disclosures and it was determined no additional disclosures are required.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Sparrow Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sparrow Growth Fund (the “Fund”) as of August 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sparrow Growth Fund as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 30, 2017

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

AUGUST 31, 2017 (UNAUDITED)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2017 through August 31, 2017.

Actual Expenses

The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost could have been higher.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

AUGUST 31, 2017 (UNAUDITED)

Sparrow Growth Fund Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2017	August 31, 2017	March 1, 2017 to August 31, 2017

Actual	$1,000.00	$1,170.84	$14.06
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.25	$13.03

* Expenses are equal to the Fund's annualized expense ratio of 2.57%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sparrow Growth Fund Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2017	August 31, 2017	March 1, 2017 to August 31, 2017

Actual	$1,000.00	$1,167.93	$17.16
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.38	$15.90

* Expenses are equal to the Fund's annualized expense ratio of 3.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sparrow Growth Fund No Load Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2017	August 31, 2017	March 1, 2017 to August 31, 2017

Actual	$1,000.00	$1,172.04	$12.65
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.56	$11.72

* Expenses are equal to the Fund's annualized expense ratio of 2.31%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

AUGUST 31, 2017 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ending June 30, are available without charge upon request by (1) calling the Fund at (888) 727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-727-3301.

Advisory Agreement Renewal - In connection with a regular meeting of the Board of Trustees (the “Board”) of the Sparrow Funds (the “Trust”) held on July 27, 2017, the Board considered the renewal of an investment advisory agreement (the “Agreement”) between the Trust and Sparrow Capital Management, Inc. (the “Adviser”).

As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser’s investment strategies and execution of those strategies.  The Board examined the Adviser’s 15(c) responses (the “Report”) which included information regarding, among other things, the personnel of the Adviser and the Adviser’s compliance activities, as well as comparisons regarding the Fund’s fees and performance to various peers and benchmarks. A representative of the Adviser discussed the investment advisory services provided by the Adviser including the CCO’s compliance activities.  The Board noted that Adviser personnel continued to remain consistent since the Agreement’s last renewal which, it agreed, was a benefit to the Fund and shareholders.  The Board noted that the Adviser complied with the Trust’s Code of Ethics and that there had been no reported litigation or regulatory action involving the Fund since the Agreement’s last renewal. Based on the information in the Report and its discussions with Adviser representatives, the Board concluded the Adviser continued to provide high quality services to the Fund consistent with the Board’s expectations.

As to the Fund’s performance, the Board reviewed information in the Report regarding the Fund’s returns for various periods beginning in 2004 through 2017.  The Board further observed that the Fund had underperformed the Morningstar Large Growth category for the period ended June 30, 2017 over the 1-year, 5-year and 10-year periods. A representative from the Adviser remarked that the Fund was new to the Morningstar Large Growth category for the year, and had been previously in the Mid-Cap Growth category.  He noted that since June 30, 2017, the Fund had outperformed the Morningstar Large Growth category.  The Board agreed that the Fund’s recent performance suggested that the Adviser had the ability to generate reasonable returns to the benefit of shareholders. After additional discussion, it was the consensus of the Trustees that the Fund’s performance under the Adviser was reasonable.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

AUGUST 31, 2017 (UNAUDITED)

The Board reviewed information comparing the management fee and expense ratio of the Fund to the fees and expenses paid by funds in the Morningstar Large Growth category.  The Board noted that although the Fund’s management fee of 1.00% of the Fund’s average daily net assets was above the 0.64% average for the Morningstar category, it was within the range of fees charged by funds in the Morningstar category, which ranged from 0.00% to 1.95%.  The Board further noted that the Fund’s net expense ratios of 2.61%, 2.03%, and 2.36% for the Class A, Class C and No-Load class shares, respectively, was higher than the 1.14% average for the Morningstar category.  The Adviser’s representative explained that because the Fund was smaller than most of its peers in the Morningstar Large Growth category, its expense ratio was expected to be higher than the average.  The Board acknowledged that the expense ratios for the Fund’s share classes were within the 0.00% to 8.94% range of the Morningstar Large Growth category.  Following discussion, it was the consensus of the Board that the Fund’s expense ratio and management fee were not excessive in consideration of the size and performance of the Fund.

As to the Adviser’s profitability, the Board reviewed financial statements and tax-related information the Adviser provided to the Board.  The Board considered whether the Adviser had realized a profit in connection with its relationship with the Fund and noted the Adviser reported a net profit during the 12 months ended June 30, 2017.  The Board acknowledged that the Adviser had sufficient resources to continue meeting its obligations to the Fund, and that the amount of the Adviser’s profit was reasonable considering the time and skill needed to manage the Fund.  As to the realization of economies of scale, the Board agreed that economies of scale may be realized as the Fund’s assets continued to grow, but, based on the size of the Fund, no economies of scale had been achieved as of yet.

After consideration, the Board determined that the terms of the Agreement constituted a reasonable business arrangement and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

AUGUST 31, 2017 (UNAUDITED)

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Gerald R. Sparrow** Age: 58	Trustee, President, Secretary, Treasurer, Chief Compliance Officer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc. (since 2004); General partner of Sparrow Fund L.P., an advisory company (since 2004).	1	None

*     Address of each officer is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

**   Mr. Sparrow is an “interested” person because he is the President of the Advisor.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

AUGUST 31, 2017 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Richard N. Priest Age: 86	Independent Trustee	Indefinite Term; since 2003.	Retired (since 1991); Vice President of the New York Stock Exchange (from 1973 through 1984).	1	South Side Day Nursery; Missouri Bar Association Advisory Committee
Donald D. Woodruff Age: 61	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc., a hearing aid retail company (from 1992 through present).	1	None

* Address of each Trustee is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

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TRUSTEES

Gerald R. Sparrow

Richard N. Priest

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Chief Compliance Officer, Secretary and Treasurer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, MO 63102

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Richard Priest is an audit committee financial expert.  Mr. Priest is independent for purposes of this Item 3.  He has gained his qualifications as a financial expert through experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2017

$ 15,000

FY 2016

$ 13,324

(b)

Audit-Related Fees

Registrant

FY 2017

$ 0

FY 2016

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2017

$ 2,500

FY 2016

$ 2,500

Nature of the fees:

Review of the 1120-RICS  and Excise Returns.

(d)

All Other Fees

Registrant

FY 2017

$ 0

FY 2016

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2017

$ 2,500

FY 2016

$ 2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date November 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date November 1, 2017

* Print the name and title of each signing officer under his or her signature.